Derivatives (Credit Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 152	$ 53
Maximum Amount of Future Payments under Credit Default Swaps	$ 10,732	$ 8,185
Weighted Average Years to Maturity	4 years 5 months	4 years 2 months
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 40	$ 10
Maximum Amount of Future Payments under Credit Default Swaps	$ 2,784	$ 1,870
Weighted Average Years to Maturity	3 years 6 months	3 years 4 months
Aaa/Aa/A | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 6	$ 5
Maximum Amount of Future Payments under Credit Default Swaps	$ 449	$ 454
Weighted Average Years to Maturity	3 years 1 month	3 years
Aaa/Aa/A | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 34	$ 5
Maximum Amount of Future Payments under Credit Default Swaps	$ 2,335	$ 1,416
Weighted Average Years to Maturity	3 years 7 months	3 years 5 months
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 93	$ 35
Maximum Amount of Future Payments under Credit Default Swaps	$ 7,462	$ 5,559
Weighted Average Years to Maturity	4 years 10 months	4 years 6 months
Baa | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 5	$ 6
Maximum Amount of Future Payments under Credit Default Swaps	$ 751	$ 940
Weighted Average Years to Maturity	2 years 6 months	2 years 11 months
Baa | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 88	$ 29
Maximum Amount of Future Payments under Credit Default Swaps	$ 6,711	$ 4,619
Weighted Average Years to Maturity	5 years	4 years 10 months
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (2)	$ (3)
Maximum Amount of Future Payments under Credit Default Swaps	$ 135	$ 164
Weighted Average Years to Maturity	4 years 1 month	1 year 6 months
Ba | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (2)	$ (2)
Maximum Amount of Future Payments under Credit Default Swaps	$ 135	$ 64
Weighted Average Years to Maturity	4 years 1 month	2 years 4 months
Ba | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ (1)
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 100
Weighted Average Years to Maturity	0 years	1 year
B [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 21	$ 11
Maximum Amount of Future Payments under Credit Default Swaps	$ 351	$ 592
Weighted Average Years to Maturity	4 years 4 months	4 years 11 months
B [Member] | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 1	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 70	$ 0
Weighted Average Years to Maturity	1 year 10 months	0 years
B [Member] | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 20	$ 11
Maximum Amount of Future Payments under Credit Default Swaps	$ 281	$ 592
Weighted Average Years to Maturity	5 years	4 years 11 months